Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

22. Quarterly Financial Data (Unaudited)

The following table presents quarterly financial data for 2015 and 2014:

	2015				2014
(in millions, except per share data)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net sales	$345.4	$407.7	$425.3	$391.7	$383.3	$406.7	$417.1	$374.2
Gross profit	106.6	126.9	135.3	132.9	130.1	133.5	131.8	112.6
Earnings from continuing operations before income taxes	20.6	53.8	59.1	62.8	46.1	52.4	51.0	37.7
Discontinued operations:
(Loss) earnings from discontinued operations, net of income taxes	(0.1)	0.1	0.3	(0.2)	(0.1)	(0.3)	—	—
Loss on sale of discontinued operations, net of income taxes	—	—	—	—	—	—	(1.1)	—

Net earnings	14.0	36.9	41.1	65.1	32.6	36.9	62.9	27.4

Basic and diluted earnings per share:
Earnings from continuing operations	$0.10	$0.27	$0.30	$0.48	$0.24	$0.27	$0.47	$0.20
Discontinued operations:
Loss from discontinued operations	—	—	—	—	—	—	—	—
Loss on sale of discontinued operations, net of income taxes	—	—	—	—	—	—	(0.01)	—

Basic and diluted net earnings per share (1)	$0.10	$0.27	$0.30	$0.48	$0.24	$0.27	$0.46	$0.20

(1)	On March 4, 2015, MTW distributed 137.0 million shares of MFS common stock to MTW shareholders in connection with its spin-off of MFS. See Note 24, “Earnings Per Share,” in the Audited Combined Financial Statements for more information. Basic and diluted earnings per common share and the average number of common shares outstanding were retrospectively restated for the number of MFS shares outstanding immediately following this transaction.